Common Shares - Earnings per Common Share (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net earnings (loss) attributable to common shareholders	CAD (190)	CAD 117	CAD (24)
Basic and diluted weighted average number of common shares outstanding (millions)	288	288	280
Net earnings (loss) per share attributable to common shareholders, basic and diluted (in CAD per share)	CAD (0.66)	CAD 0.41	CAD (0.09)